UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional International Equity Fund

9/30/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Alcoholic Beverages - 7.2%
Diageo PLC	3,454,844	$53,005,046
Grupo Modelo S.A. de C.V., “C” (a)	2,040,000	7,646,410
Heineken N.V.	1,572,920	72,516,081
Pernod Ricard S.A.	490,676	38,967,527

		$172,135,064

Apparel Manufacturers - 6.6%
Burberry Group PLC	2,400,720	$19,317,838
Compagnie Financiere Richemont S.A.	926,962	26,190,724
Li & Fung Ltd.	6,147,000	24,638,703
LVMH Moet Hennessy Louis Vuitton S.A.	874,358	87,939,469

		$158,086,734

Biotechnology - 0.8%
Actelion Ltd. (a)	314,205	$19,510,848

Broadcasting - 3.0%
Vivendi S.A.	828,397	$25,632,704
WPP Group PLC	5,214,399	44,750,314

		$70,383,018

Brokerage & Asset Managers - 3.2%
Deutsche Boerse AG	480,360	$39,258,909
Julius Baer Holding Ltd.	721,250	36,017,261

		$75,276,170

Business Services - 1.9%
Hays PLC	4,280,500	$7,114,516
Infosys Technology Ltd.	773,840	37,043,824

		$44,158,340

Chemicals - 1.9%
Givaudan S.A.	61,970	$46,464,045

Computer Software - 0.8%
SAP AG	414,970	$20,209,158

Computer Software - Systems - 2.3%
Canon, Inc.	1,193,700	$47,752,489
Konica Minolta Holdings, Inc.	648,000	6,106,566

		$53,859,055

Conglomerates - 1.0%
Smiths Group PLC	1,737,811	$24,676,156

Consumer Products - 5.6%
Beiersdorf AG	446,230	$26,204,515
Kao Corp.	949,700	23,412,032
Reckitt Benckiser Group PLC	1,692,862	82,732,582

		$132,349,129

Electrical Equipment - 4.3%
Legrand S.A.	999,990	$27,818,005
Schneider Electric S.A.	743,489	75,353,815

		$103,171,820

Electronics - 5.9%
ASML Holding N.V.	248,081	$7,296,890
Hirose Electric Co. Ltd.	127,700	14,355,198
Hoya Corp.	1,896,900	44,492,364
Samsung Electronics Co. Ltd.	50,954	35,131,480
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,415,563	26,474,571
Tokyo Electron Ltd.	189,000	11,946,427

		$139,696,930

Energy - Independent - 2.8%
CNOOC Ltd.	10,365,000	$14,015,491
INPEX Holdings, Inc.	6,211	52,668,958

		$66,684,449

Energy - Integrated - 3.3%
Royal Dutch Shell PLC, “A”	1,399,410	$39,887,391
TOTAL S.A.	644,212	38,278,643

		$78,166,034

Food & Beverages - 6.0%
Groupe Danone	606,440	$36,544,531
Nestle S.A.	2,510,389	106,975,565

		$143,520,096

Food & Drug Stores - 1.2%
Lawson, Inc.	228,300	$10,605,592
Tesco PLC	2,731,238	17,442,252

		$28,047,844

Gaming & Lodging - 1.3%
Ladbrokes PLC	3,896,184	$11,668,810
William Hill PLC	6,783,750	19,113,477

		$30,782,287

Insurance - 3.0%
AXA	2,212,311	$59,891,628
Swiss Reinsurance Co.	268,626	12,126,145

		$72,017,773

Machinery & Tools - 1.2%
Fanuc Ltd.	326,200	$29,144,164

Major Banks - 4.7%
Erste Group Bank AG	355,303	$15,878,743
HSBC Holdings PLC	3,176,765	36,350,941
Intesa Sanpaolo S.p.A (a)	4,290,421	18,976,426
Standard Chartered PLC	1,692,421	41,707,131

		$112,913,241

Medical Equipment - 2.5%
Sonova Holding AG	165,099	$16,648,505
Synthes, Inc.	364,684	43,953,519

		$60,602,024

Metals & Mining - 0.6%
BHP Billiton PLC	512,180	$13,980,671

Natural Gas - Distribution - 2.2%
GDF Suez	1,178,644	$52,338,106

Other Banks & Diversified Financials - 1.8%
Aeon Credit Service Co. Ltd.	1,217,800	$12,165,924

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - continued
Komercni Banka A.S.	79,453	$15,844,724
UBS AG (a)	800,226	14,648,545

		$42,659,193

Pharmaceuticals - 9.2%
Bayer AG	857,820	$59,438,024
GlaxoSmithKline PLC	726,690	14,278,917
Merck KGaA	405,579	40,328,599
Roche Holding AG	648,330	104,791,349

		$218,836,889

Printing & Publishing - 1.7%
Wolters Kluwer N.V.	1,843,910	$39,381,479

Railroad & Shipping - 2.0%
Canadian National Railway Co.	990,386	$48,519,010

Specialty Chemicals - 6.3%
L’Air Liquide S.A.	388,712	$44,225,887
Linde AG	757,810	82,150,368
Shin-Etsu Chemical Co. Ltd.	373,000	22,798,569

		$149,174,824

Telecommunications - Wireless - 1.4%
America Movil S.A.B. de C.V., “L”,
ADR	409,660	$17,955,398
MTN Group Ltd.	1,034,720	16,452,090

		$34,407,488

Telephone Services - 1.2%
Singapore Telecommunications Ltd.	12,186,050	$27,978,354

Trucking - 1.9%
TNT N.V.	1,677,646	$45,024,393

Utilities - Electric Power - 0.9%
E.ON AG	510,957	$21,668,605

Total Common Stocks		$2,375,823,391

MONEY MARKET FUNDS (v) - 0.1%
MFS Institutional Money Market
Portfolio, 0.16%, at Net Asset
Value	2,834,025	$2,834,025

Total Investments		$2,378,657,416

OTHER ASSETS, LESS LIABILITIES - 0.2%		5,319,109

NET ASSETS - 100.0%		$2,383,976,525

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$486,990,314	$—	$—	$486,990,314
Switzerland	427,326,506	—	—	427,326,506
United Kingdom	426,026,043	—	—	426,026,043
Germany	289,258,177	—	—	289,258,177
Japan	10,605,592	264,842,690	—	275,448,282
Netherlands	164,218,843	—	—	164,218,843
Canada	48,519,010	—	—	48,519,010
India	—	37,043,825	—	37,043,825
South Korea	—	35,131,480	—	35,131,480
Other Countries	102,776,271	83,084,638	—	185,860,909
Mutual Funds	2,834,025	—	—	2,834,025
Total Investments	$1,958,554,783	$420,102,633	$—	$2,378,657,416

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,363,772,140

Gross unrealized appreciation	$264,382,760
Gross unrealized depreciation	(249,497,484)

Net unrealized appreciation (depreciation)	$14,885,276

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,864,306	95,804,377	(98,834,658)	2,834,025

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,278	$2,834,025

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

France	20.4
Switzerland	17.9
United Kingdom	17.9
Germany	12.1
Japan	11.6
Netherlands	6.9
Canada	2.0
India	1.6
South Korea	1.5
Other Countries	8.1

4

MFS® Institutional Large Cap Value Fund

9/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 8.8%
Lockheed Martin Corp.	30,680	$2,395,495
Northrop Grumman Corp.	24,690	1,277,708
United Technologies Corp.	17,880	1,089,428

		$4,762,631

Alcoholic Beverages - 1.3%
Diageo PLC, ADR	11,160	$686,228

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	12,010	$777,047

Automotive - 0.4%
Johnson Controls, Inc.	8,290	$211,892

Broadcasting - 3.3%
Omnicom Group, Inc.	19,270	$711,834
Walt Disney Co.	29,730	816,386
WPP PLC, ADR	6,090	261,687

		$1,789,907

Business Services - 2.7%
Accenture Ltd., “A”	29,030	$1,081,948
Dun & Bradstreet Corp.	2,360	177,755
Western Union Co.	11,260	213,039

		$1,472,742

Chemicals - 2.5%
3M Co.	7,330	$540,954
PPG Industries, Inc.	13,910	809,701

		$1,350,655

Computer Software - 1.3%
Oracle Corp.	33,190	$691,680

Computer Software - Systems - 1.9%
Hewlett-Packard Co.	3,960	$186,952
International Business Machines Corp.	7,290	871,957

		$1,058,909

Construction - 1.3%
Pulte Homes, Inc.	18,600	$204,414
Sherwin-Williams Co.	8,550	514,368

		$718,782

Consumer Products - 1.4%
Kimberly-Clark Corp.	2,810	$165,734
Procter & Gamble Co.	9,938	575,609

		$741,343

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	1,620	$119,345

Electrical Equipment - 1.0%
Danaher Corp.	3,710	$249,757
W.W. Grainger, Inc.	3,190	285,058

		$534,815

Electronics - 1.4%
Intel Corp.	38,760	$758,533

Energy - Independent - 4.3%
Apache Corp.	8,930	$820,042
Devon Energy Corp.	9,060	610,010
EOG Resources, Inc.	6,160	514,422
Occidental Petroleum Corp.	4,990	391,216

		$2,335,690

Energy - Integrated - 8.4%
Chevron Corp.	16,183	$1,139,769
ConocoPhillips	5,130	231,671
Exxon Mobil Corp.	16,680	1,144,415
Hess Corp.	12,320	658,627
TOTAL S.A., ADR	23,300	1,380,758

		$4,555,240

Food & Beverages - 4.4%
Campbell Soup Co.	3,300	$107,646
General Mills, Inc.	3,600	231,768
J.M. Smucker Co.	4,108	217,765
Kellogg Co.	8,930	439,624
Nestle S.A., ADR	20,265	865,113
PepsiCo, Inc.	9,134	535,800

		$2,397,716

Food & Drug Stores - 2.3%
CVS Caremark Corp.	22,310	$797,359
Kroger Co.	22,350	461,304

		$1,258,663

General Merchandise - 0.4%
Macy’s, Inc.	12,050	$220,395

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	2,070	$98,035

Insurance - 7.8%
Allstate Corp.	33,296	$1,019,524
Aon Corp.	11,550	469,970
Chubb Corp.	7,510	378,579
MetLife, Inc.	39,950	1,520,897
Prudential Financial, Inc.	6,350	316,929
Travelers Cos., Inc.	10,980	540,545

		$4,246,444

Leisure & Toys - 0.3%
Hasbro, Inc.	5,400	$149,850

Machinery & Tools - 0.8%
Eaton Corp.	7,830	$443,100

Major Banks - 13.3%
Bank of New York Mellon Corp.	49,756	$1,442,426
Goldman Sachs Group, Inc.	8,730	1,609,376
JPMorgan Chase & Co.	35,560	1,558,239
PNC Financial Services Group, Inc.	8,240	400,382
Regions Financial Corp.	29,500	183,195
State Street Corp.	19,320	1,016,232
Wells Fargo & Co.	35,280	994,190

		$7,204,040

Medical Equipment - 2.8%
Becton, Dickinson and Co.	5,860	$408,735

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	18,090	$665,712
Thermo Fisher Scientific, Inc. (a)	4,630	202,192
Waters Corp. (a)	4,190	234,053

		$1,510,692

Oil Services - 0.7%
National Oilwell Varco, Inc. (a)	8,840	$381,269

Other Banks & Diversified Financials - 0.3%
Northern Trust Corp.	2,620	$152,379

Pharmaceuticals - 8.7%
Abbott Laboratories	17,250	$853,358
GlaxoSmithKline PLC, ADR	6,630	261,951
Johnson & Johnson	14,970	911,523
Merck & Co., Inc.	35,060	1,108,948
Pfizer, Inc.	55,340	915,877
Roche Holding Ltd., ADR	5,110	207,466
Wyeth	10,190	495,030

		$4,754,153

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	1,230	$98,191
Canadian National Railway Co.	510	24,985

		$123,176

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	6,190	$480,220

Specialty Stores - 0.9%
Abercrombie & Fitch Co., “A”	3,890	$127,903
Home Depot, Inc.	3,630	96,703
Staples, Inc.	11,120	258,206

		$482,812

Telecommunications - Wireless - 1.5%
Vodafone Group PLC, ADR	35,326	$794,835

Telephone Services - 3.5%
AT&T, Inc.	70,490	$1,903,935

Tobacco - 3.4%
Altria Group, Inc.	6,050	$107,751
Lorillard, Inc.	1,140	84,702
Philip Morris International, Inc.	34,000	1,657,160

		$1,849,613

Utilities - Electric Power - 4.8%
Dominion Resources, Inc.	19,518	$673,371
Entergy Corp.	4,420	352,981
FPL Group, Inc.	5,640	311,497
PG&E Corp.	12,230	495,193
PPL Corp.	12,810	388,655
Public Service Enterprise Group, Inc.	12,350	388,284

		$2,609,981

Total Common Stocks		$53,626,747

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	545,209	$545,209

Total Investments		$54,171,956

OTHER ASSETS, LESS LIABILITIES - 0.2%		82,225

NET ASSETS - 100.0%		$54,254,181

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$53,626,747	$—	$—	$53,626,747
Mutual Funds	545,209	—	—	545,209

Total Investments	$54,171,956	$—	$—	$54,171,956

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,553,301

Gross unrealized appreciation	$4,982,921
Gross unrealized depreciation	(2,364,266)

Net unrealized appreciation (depreciation)	$2,618,655

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	613,680	3,824,583	(3,893,054)	545,209

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$321	$545,209

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.